Deferred Revenue - Schedule of Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Deferred Revenue [Abstract]
Balance at beginning	$ 140		$ 543	[1]
Additions	236		165
Increase due to the business combination	281
Revenue recognized in the reported period	(106)		(568)
Balance at ending	$ 551	[2]	$ 140

[1]	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2024 and January 1, 2024.
[2]	Includes $17 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2025.